SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 13:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2015		2014		2013
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	25,204	-	24,083	-	903	-
European countries	1,325	-	3,901	-	7,455	-
South America	1,420	-	1,479	-	33	-
United States	121	14	126	16	199	17
Israel	161	874	50	600	232	159
Other	109	-	64	-	-	-

	28,340	888	29,703	616	8,822	176

-	Revenues were attributed to countries based on the customer's location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

b.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2015	2014	2013
	$	$	$

Raw materials and equipment	9,427	4,982	5,392
Maintenance, royalties and project management	18,913	24,721	3,430

	28,340	29,703	8,822

c.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2015	2014	2013

Customer A	17%	42%	-
Customer B	30%	19%	-
Customer C	30%	18%	-
Customer D	3%	13%	73%
Customer E	9%	-	-
Customer F	5%	5%	-